UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------

        This Amendment (Check only one):        [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alex Underwood
Title:  General Counsel and Partner of Brevan Howard Asset Management LLP
Phone:  0207 0222 6200

Signature, Place and Date of Signing:

/s/ Alex Underwood             London, United Kingdom         February 14, 2012
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       [Signature]                  [City, State]                  [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:             10
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Form 13F Information Table Value Total:         $69,400
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE




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                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                       FORM 13F INFORMATION TABLE
                                                    Quarter Ended December 31, 2011

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
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
BANK OF AMERICA CORPORATION  COM            060505104    1,311  235,800  SH       SOLE                235,800
BARRICK GOLD CORP            COM            067901108    7,504  165,843  SH       SOLE                165,843
BERKSHIRE HATHAWAY INC DEL   CL A           084670108   11,476      100  SH       SOLE                    100
CISCO SYS INC                COM            17275R102   13,932  770,550  SH       SOLE                770,550
CME GROUP INC                COM            12572Q105    4,996   20,505  SH       SOLE                 20,505
HEWLETT PACKARD CO           COM            428236103    3,813  148,028  SH       SOLE                148,028
INTEL CORP                   COM            458140100    8,296  342,110  SH       SOLE                342,110
MICROSOFT CORP               COM            594918104   10,028  386,300  SH       SOLE                386,300
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    3,414  137,369  SH       SOLE                137,369
VALERO ENERGY CORP NEW       COM            91913Y100    4,630  219,934  SH       SOLE                219,934